Cover Page	12 Months Ended
Oct. 31, 2021 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Oct. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	ROYAL BANK OF CANADA
Entity Central Index Key	0001000275
Entity Accounting Standard	IFRS
Current Fiscal Year End Date	--10-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	1,425,187,410
Entity Interactive Data Current	Yes
Trading Symbol	RY
Security Exchange Name	NYSE
Title of 12(b) Security	Common Shares
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Incorporation, State or Country Code	Z4
Entity File Number	001-13928
Entity Address, Address Line One	200 Bay Street
Entity Address, Address Line Two	Royal Bank Plaza
Entity Address, Postal Zip Code	M5J 2J5
City Area Code	416
Local Phone Number	974-6715
Document Annual Report	true
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Address, City or Town	Toronto
Document Registration Statement	false
Contact Personnel Name	Karen E. McCarthy
ICFR Auditor Attestation Flag	true
Business Contact [Member]
Document Information [Line Items]
Entity Address, State or Province	NJ
Entity Address, Address Line One	Royal Bank of Canada
Entity Address, Address Line Two	30 Hudson Street
Entity Address, Postal Zip Code	07302
City Area Code	212
Local Phone Number	437-9267
Entity Address, City or Town	Jersey City
Contact Personnel Name	Matthew Abrusci